Income Taxes (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Tax holiday effect	$ 19,276,260	$ 30,742,016	$ 16,593,568
Net income from continuing operations per share effect - basic	$ 0.03	$ 0.05	$ 0.02
Net income from continuing operations per share effect - diluted	$ 0.03	$ 0.04	$ 0.02